Stock-Based Compensation - Schedule of Activity Related to RSU Stock-Based Payment Awards (Details) - Restricted Stock Units - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stock Based Compensation Details [Line Items]
Options Outstanding opening balance	474,700	0
Options Granted	54,466	488,600
Options Forfeited	(11,550)	(13,900)
Options Outstanding ending balance	517,616	474,700
Weighted average grant date fair value, beginning balance	$ 7.2	$ 0
Weighted average grant date fair value, Granted	4.59	7.2
Weighted average grant date fair value, Forfeited	7.2	7.2
Weighted average grant date fair value, ending balance	$ 6.93	$ 7.2